Income Taxes - Unrecognized Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 16,095	$ 1,422
Additions based on tax positions related to the current year	5,134	4,408
Changes for prior period tax positions	2,041	10,265
Balance at end of year	$ 23,270	$ 16,095